Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Capital management
Schedule of capital management

	2020	2019
	$	$

Common shares	211,527	100,298
Deficit	(129,994)	(108,372)
Long-term debt	—	9,135
	81,533	1,061